Share-based Compensation - Summary of Stock Options and Changes (Management Equity Stock Option Plan) (Detail) - Management Equity Stock Option Plan [Member]	12 Months Ended
Dec. 31, 2018 € / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, Outstanding at January 1, 2018 | shares	231,924
Stock options, Granted | shares	0
Stock options, Exercised | shares	231,924
Stock options, Forfeited | shares	0
Stock options, Expired | shares	0
Stock options, Outstanding at December 31, 2018 | shares	0
Weighted average exercise price, Outstanding at January 1, 2018 | € / shares	€ 35.72
Weighted average exercise price, Granted | € / shares	0
Weighted average exercise price, Exercised | € / shares	35.72
Weighted average exercise price, Forfeited | € / shares	0
Weighted average exercise price, Expired | € / shares	0
Weighted average exercise price, Outstanding at December 31, 2018 | € / shares	€ 0